INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2023 USD ($)
Income Tax Disclosure [Abstract]
Federal Percentage	21.00%
State percentage	5.50%
Operating loss carry forwards	$ 3,658,000